Segment Information (Tables)	12 Months Ended
Dec. 31, 2021
Segment Information [Abstract]
Schedule of net sales from external customers
	December 31,
	2021	2020	2019
United States	$2,101,975	$1,906,058	$1,378,843
Canada	211,778	150,707	117,406
Rest of world	62,472	58,107	37,679
Total	$2,376,225	$2,114,872	$1,533,928

Schedule of net sales by product category and revenue stream
	Year Ended December 31,
Net Sales by Product Category	2021	2020
Components & Storage	$1,346,053	$1,311,608
Computer System	644,923	403,203
Office Solutions	155,526	155,592
Others	229,723	244,469
Total Net Sales	$2,376,225	$2,114,872

	Year Ended December 31,
Net Sales by Revenue Stream	2021	2020	2019
Direct sales revenues(1)	$2,243,421	$1,974,897	$1,476,826
Marketplace revenues(2)	63,492	57,640	45,571
Services revenues(3)	69,312	82,335	11,532
Total Net Sales	$2,376,225	$2,114,872	$1,533,928

(1)	Includes all first-party product sales where Newegg owns and sells its own inventories within its websites and third-party marketplace platforms.
(2)	Includes all the commission revenues earned from sales made by sellers on its websites.
(3)	Includes all revenue recognized from providing services to customers, including third-party logistics services, advertising services, and all other third-party seller services.

Schedule of net property, plant and equipment
	December 31,
	2021	2020
United States	$23,178	$19,663
Canada	9	71
China	26,962	26,732
Total	$50,149	$46,466